Organization and Significant Accounting Policies - Company's Accounts Receivable, Net of Allowance (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Notes And Loans Receivable [Line Items]
Gross receivables	$ 3,778	$ 3,503	$ 3,443
Allowance	(138)	(141)	(2,040)
Accounts receivable, net of allowance	3,640	3,362	1,403
Real Estate Services
Accounts Notes And Loans Receivable [Line Items]
Gross receivables	415	1,576
Allowance	0	(71)
Healthcare Services
Accounts Notes And Loans Receivable [Line Items]
Gross receivables	3,363	1,927	2,750
Allowance	$ (138)	$ (70)	$ (2,040)